CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME (LOSS)	$ 228	$ (502)	$ (3,490)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:
Depreciation, depletion and amortization	1,737	1,697	1,698
Deferred income tax expense (benefit)	(10)	11	(171)
Derivative (gains) losses, net	26	(409)	739
Cash receipts (payments) on derivative settlements, net	(345)	(18)	448
Stock-based compensation	32	49	52
(Gains) losses on sales of assets	264	(476)	(212)
Impairments	131	814	563
Exploratory dry hole expense and leasehold impairments	96	214	1,387
(Gains) losses on investments	(139)	0	137
Gains on purchases or exchanges of debt	(263)	(235)	(236)
Other	(118)	(132)	(127)
(Increase) decrease in accounts receivable and other assets	16	(163)	(4)
(Decrease) increase in accounts payable, accrued liabilities and other	75	(375)	(1,764)
Net Cash Provided By (Used In) Operating Activities	1,730	475	(980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Drilling and completion costs	(1,848)	(2,113)	(1,192)
Acquisitions of proved and unproved properties	(128)	(88)	(115)
Proceeds from divestitures of proved and unproved properties	2,231	1,249	1,406
Additions to other property and equipment	(21)	(21)	(37)
Proceeds from sales of other property and equipment	147	55	131
Proceeds from sales of investments	74	0	0
Other	0	0	(77)
Net Cash Provided By (Used In) Investing Activities	455	(918)	116
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility borrowings	11,697	7,771	5,146
Payments on revolving credit facility borrowings	(12,059)	(6,990)	(5,146)
Proceeds from issuance of senior notes, net	1,236	1,585	2,210
Proceeds from issuance of term loan, net	0	0	1,476
Cash paid to purchase debt	(2,813)	(2,592)	(2,734)
Extinguishment of other financing	(122)	0	0
Cash paid for preferred stock dividends	(92)	(183)	0
Distributions to noncontrolling interest owners	(6)	(8)	(10)
Other	(27)	(17)	(21)
Net Cash Provided By (Used In) Financing Activities	(2,186)	(434)	921
Net increase (decrease) in cash and cash equivalents	(1)	(877)	57
Cash and cash equivalents, beginning of period	5	882	825
Cash and cash equivalents, end of period	4	5	882
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid, net of capitalized interest	664	667	576
Income taxes paid, net of refunds received	(3)	(16)	(27)
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of other property and equipment including assets under capital lease	27	0	0
Debt exchanged for common stock	0	0	471
Change In Accrued Drilling And Completion Costs [Member]
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accrual	174	14	(23)
Change In Accrued Acquisitions Of Proved And Unproved Properties [Member]
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accrual	7	9	(13)
Change In Divested Proved And Unproved Properties [Member]
SUPPLEMENTAL DISCLOSURE OF SIGNIFICANT NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accrual	$ (21)	$ (57)	$ 52